CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES - Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term bank deposits (i)	R$ 8,973.6	R$ 8,655.2
Current bank accounts	6,818.3	5,990.3
Cash	267.1	280.9
Cash and cash equivalents	16,059.0	14,926.4
Bank overdrafts		(74.3)
Cash and cash equivalents less bank overdraft	R$ 16,059.0	R$ 14,852.1